LOSSES PER SHARE - Schedule of earnings per share basic and diluted from discontinued operations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	1,093,318,465	717,955,865
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	1,093,318,465	717,955,865
Denominator used for losses per share	1,093,318,465	717,955,865
Losses per share from continuing operations-diluted	$ (0.01)	$ (0.03)
Class B Ordinary shares
Numerator:
Allocation of net loss attributable to BIT Mining Limited's ordinary shareholders used in calculating loss per ordinary share-basic	$ 0
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	99	99
Losses per share - Basic	$ 0
Numerator:
Allocation of net loss attributable to BIT Mining Limited's ordinary shareholders used in calculating loss per ordinary share- diluted	$ 0
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	99	99
Conversion of Class B to Class A ordinary shares	0
Denominator used for losses per share	99	99
Losses per share from continuing operations-diluted	$ 0
Losses per ADS:
Denominator used for losses per ADS - basic	0
Denominator used for losses per ADS -diluted	0
Losses from continuing operations per ADS - basic	$ 0
Losses from continuing operations per ADS - diluted	$ 0
Class A Ordinary shares
Numerator:
Allocation of net loss attributable to BIT Mining Limited's ordinary shareholders used in calculating loss per ordinary share-basic	$ (5,851,000)	$ (18,490,000)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	1,093,318,465	717,955,766
Losses per share - Basic	$ (0.01)	$ (0.03)
Numerator:
Allocation of net loss attributable to BIT Mining Limited's ordinary shareholders used in calculating loss per ordinary share- diluted	$ (5,851,000)	$ (18,490,000)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	1,093,318,465	717,955,766
Conversion of Class B to Class A ordinary shares	99	99
Denominator used for losses per share	1,093,318,564	717,955,865
Losses per share from continuing operations-diluted	$ (0.01)	$ (0.03)
Losses per ADS:
Denominator used for losses per ADS - basic	10,933,185	7,179,558
Denominator used for losses per ADS -diluted	10,933,186	7,179,559
Losses from continuing operations per ADS - basic	$ (0.54)	$ (2.58)
Losses from continuing operations per ADS - diluted	$ (0.54)	$ (2.58)